Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) unit	Dec. 31, 2019 CAD ($)
Revenue from contracts with customers [Abstract]
Number of specialized business operating units | unit	5
Increase through business combinations, contract assets		$ 1.1
Increase through business combinations, deferred revenue		4.6
Deferred revenue	$ 199.2	$ 174.4
Percentage of gross revenue	5.00%	5.00%
Revenue from performance obligations unsatisfied (or partially unsatisfied)	$ 4,377.0	$ 4,257.0
Expected revenue recognition as contracts are completed	78.00%	77.00%
Timing expected to recognize revenue as contracts are completed	18 months